UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:
Meridian Investment Counsel Inc.
Address:
15626 Baypoint Avenue

San Leandro, CA 94579


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:
Michael Woodall

Title:
CFO, Treasurer

Phone:
510-912-2352

Signature,
Place,
and Date of
Signing:
/Michael Woodall
San Leandro, CA
February 14, 2008
Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for
this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included
Managers:
0
Form 13F Information Table
Entry Total:
123
Form 13F Information Table
Value Total:
$92,6429


List of Other Included
Managers:





No.  13F File Number
Name

			TITLE			VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER	               VOTING AUTHORITY
NAME OF ISSUER		OF CLASS		CUSIP	(x$1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGER	SOLE	SHARED	NONE
--------------------		-----------		--------	----------	------------	-------	-------	------	------	--------	---------	--------
3M Company		COM		88579Y101	   338	    4,004	SH		SOLE		    4,004	0	0
A T & T Corp		COM		00206R102	 1530	  36,821	SH		SOLE		  36,821	0	0
Abbott Laboratories		COM		002824100	   213	    3,800	SH		SOLE		    3,800	0	0
Aberdeen Asia Pacific Income	COM		003009107	     67	  11,500	SH		SOLE		  11,500	0	0
ACE Ltd			ORD		G0070K103	   568	    9,200	SH		SOLE		    9,200	0	0
American Intl Group Inc		COM		026874107	 1226	  21,027	SH		SOLE		  21,027	0	0
Amgen Incorporated		COM		031162100 	   734	  15,796	SH		SOLE		  15,796	0	0
Anheuser Busch Companies Inc	COM		035229103	   640	  12,234	SH		SOLE		  12,234	0	0
Arkansas Best Corp		COM		040790107	   460	  20,950	SH		SOLE		  20,950	0	0
Auto Data Processing		COM		053015103	   518	  11,625	SH		SOLE		  11,625	0	0
Baker Hughes Inc		COM		057224107	   489	     6,025	SH		SOLE		    6,025	0	0
Bank of America Corp		COM		060505104	 1779	  43,110	SH		SOLE		  43,110	0	0
Barnes Group Inc		COM		067806109	   260	    7,800	SH		SOLE		    7,800	0	0
Bear Stearns Companies Inc	COM		073902108	   213	    2,419	SH		SOLE		    2,419	0	0
Berkley W R Corporation		COM		084423102	   238	    8,000	SH		SOLE		    8,000	0	0
BP PLC			ADR		055622104	   592	    8,086	SH		SOLE		    8,086	0	0
Calamos Convertible High Inc F	COM SHS		12811P108	   235	  17,875	SH		SOLE		  17,875	0	0
Cannon Inc ADR		ADR		138006309	 1617	  35,275	SH		SOLE		  35,275	0	0
Cardiotech Intl Inc		COM		14160C100	        7	  10,066	SH		SOLE		  10,066	0	0
CB Richard Ellis Group Inc	CL A		12497T101	   991	  46,000	SH		SOLE		  46,000	0	0
Central Europe & Russia Fund	COM		153436100	 2529	  43,591	SH		SOLE		  43,591	0	0
Cimarex Energy Co		COM		171798101	   404	    9,500	SH		SOLE		    9,500	0	0
Cisco Systems Inc		COM		17275R102	   662	  24,443	SH		SOLE		  24,443	0	0
Citigroup Inc		COM		172967101	   345	  11,714	SH		SOLE		  11,714	0	0
Claymore S&P Global Water Inde	S&P GBL WATER	18383Q507	 1359	  52,515	SH		SOLE		  52,515	0	0
Coach Inc		COM		189754104	   252	    8,244	SH		SOLE		    8,244	0	0
Coca Cola Company		COM		191216100	 2787	    4,537	SH		SOLE		    4,537	0	0
Cohen & Steers Select Fund	COM		19248A109	   841	  30,575	SH		SOLE		  30,575	0	0
Cohen & Steers Total Return	COM		19247R103	   135	  10,265	SH		SOLE		  10,265	0	0
Comcast Corp Cl A		CL A		20030N101	   759	  41,562	SH		SOLE		  41,562	0	0
Covidien Ltd		COM		G2552X108	   342	    7,730	SH		SOLE		    7,730	0	0
Curis Inc		COM		231269101	   100	  10,000	SH		SOLE		  10,000	0	0
CVS/Caremark Corp		COM		126650100	   632	  15,898	SH		SOLE		  15,898	0	0
Deere & Co		COM		244199105	   298	    3,200	SH		SOLE		    3,200	0	0
Del Monte Foods Co		COM		24522P103	   166	  17,600	SH		SOLE		  17,600	0	0
Dow Chemical Company	COM		260543103	   335	    8,498	SH		SOLE		    8,498	0	0
Dow Jones Global Titans	DJ GLB TITANS		78464A706	   644	    8,172	SH		SOLE		    8,172	0	0
Duke Energy Corporation	COM		26441C105	   208	  10,292	SH		SOLE		  10,292	0	0
Dynegy Inc Cl A		CL A		26817G102	   382	  53,466	SH		SOLE		  53,466	0	0
E.I. du Pont de Nemours & Co	COM		263534109	   943	  21,382	SH		SOLE		  21,382	0	0
Eaton Vance Sr Income Trust	SH BEN INT		27826S103	   542	  76,074	SH		SOLE		  76,074	0	0
El Paso Corporation		COM		28336L109	 1349	  78,228	SH		SOLE		  78,228	0	0
Elan Corporation PLC		ADR		284131208	   732	  33,316	SH		SOLE		  33,316	0	0
Emerson Electric Co		COM		291011104	   751	  13,259	SH		SOLE		  13,259	0	0
Encana Corporation		COM		292505104	 2433	  35,803	SH		SOLE		  35,803	0	0
Enerplus Resources Fund	UNIT TR G NEW	29274D604	   917	  22,900	SH		SOLE		  22,900	0	0
Exxon Mobil Corporation		COM		30231G102	 2308	  24,630	SH		SOLE		  24,630	0	0
F P L Group Incorporated	COM		302571104	   251	    3,700	SH		SOLE		    3,700	0	0
FedEx Corporation		COM		31428X106	 1228	  13,775	SH		SOLE		  13,775	0	0
Fortune Brands Inc		COM		349631101	   311	    4,300	SH		SOLE		    4,300	0	0
Gannett Co Inc		COM		364730101	   524	  13,425	SH		SOLE		  13,425	0	0
Genentech Inc		COM NEW		368710406	   652	    9,720	SH		SOLE		    9,720	0	0
General Electric Company	COM		369604103	 2142	  57,773	SH		SOLE		  57,773	0	0
Genuine Parts Co		COM		372460105	   475	  10,250	SH		SOLE		  10,250	0	0
H&Q Life Sciences Investors	SH BEN INT		404053100	 1152	  86,949	SH		SOLE		  86,949	0	0
Hewlett-Packard Company	COM		428236103	   484	    9,595	SH		SOLE		    9,595	0	0
Home Depot Inc		COM		437076102	   395	  14,650	SH		SOLE		  14,650	0	0
Honeywell International		COM		438516106	   685	  11,130	SH		SOLE		  11,130	0	0
HSBC Holdings PLC		ADR NEW		404280406	 1449	  17,310	SH		SOLE		  17,310	0	0
ING Clarion Global RE Income F	COM		44982G104	   873	  63,150	SH		SOLE		  63,150	0	0
Intel Corp		COM		458140100	 1748	  65,561	SH		SOLE		  65,561	0	0
International Rectifier Corp	COM		460254105	   469	  13,800	SH		SOLE		  13,800	0	0
Intl Business Machines		COM		459200101	 1055	    9,755	SH		SOLE		    9,755	0	0
iShares Goldman Sachs Technolo	S&P GSTI TECHN	464287549	   629	  10,550	SH		SOLE		  10,550	0	0
iShares MSCI Germany Index	MSCI GERMAN		464286806	 1776	  50,100	SH		SOLE		  50,100	0	0
iShares MSCI Japan Index	MSCI JAPAN		464286848	 1124	  84,550	SH		SOLE		  84,550	0	0
iShares MSCI Taiwan Index	MSCI TAIWAN		464286731	 1633	108,625	SH		SOLE		108,625	0	0
iShares S&P Global Health Care	S&P GBL HLTHCR	464287325	   475	    8,140	SH		SOLE		    8,140	0	0
iShares S&P Global Telecom	S&P GBL TELCM	464287275	   842	  10,875	SH		SOLE		  10,875	0	0
Jakks Pacific Inc		COM		47012E106	   406	  17,200	SH		SOLE		  17,200	0	0
Johnson & Johnson		COM		478160104	   995	  14,913	SH		SOLE		  14,913	0	0
Kimberly-Clark Corp		COM		494368103	   294	    4,238	SH		SOLE		    4,238	0	0
L-3 Communications Holdings	COM		502424104	   800	    7,553	SH		SOLE		    7,553	0	0
Latin America Equity Fund	COM		51827Q106	 1042	  22,030	SH		SOLE		  22,030	0	0
Macy's Inc		COM		55616P104	   689	  26,650	SH		SOLE		  26,650	0	0
Managed High Yld Plus Fd	COM		561911108	   189	  51,469	SH		SOLE		  51,469	0	0
Market Vectors Global Nuclear	NUC ENERGY ETF	57060U704	   260	    7,300	SH		SOLE		    7,300	0	0
Microsoft Corp		COM		594918104	   626	  17,573	SH		SOLE		  17,573	0	0
Motorola Inc		COM		620076109	   265	  16,512	SH		SOLE		  16,512	0	0
National Oilwell Varco		COM		637071101	   204	    2,779	SH		SOLE		    2,779	0	0
Newell Rubbermaid Inc		COM		651229106	 1027	  39,692	SH		SOLE		  39,692	0	0
Norfolk Southern Corp		COM		655844108	   237	    4,700	SH		SOLE		    4,700	0	0
Nuveen Multi-Strategy Inc & Gr	COM		67073B106	   129	  11,800	SH		SOLE		  11,800	0	0
Omega Healthcare Investors	COM		681936100	   196	  12,237	SH		SOLE		  12,237	0	0
Oracle Corporation		COM		68389X105	   332	  14,700	SH		SOLE		  14,700	0	0
Pepsico Incorporated		COM		713448108	   969	  12,770	SH		SOLE		  12,770	0	0
Pfizer Incorporated		COM		717081103	 1467	  64,533	SH		SOLE		  64,533	0	0
Philips Electronics NV		NY REG SH NEW	500472303	 1146	  26,807	SH		SOLE		  26,807	0	0
PIMCO Floating Rate Strategy F	COM		72201J104	   173	  11,300	SH		SOLE		  11,300	0	0
Procter & Gamble		COM		742718109	   459	    6,248	SH		SOLE		    6,248	0	0
Putnam High Income Bond	SHS BEN INT		746779107	   113	  14,050	SH		SOLE		  14,050	0	0
QUALCOMM Inc		COM		747525103	   333	     8,461	SH		SOLE		    8,461	0	0
Repsol SA		ADR		76026T205	   404	  11,350	SH		SOLE		  11,350	0	0
Sara Lee Corp		COM		803111103	   164	  10,199	SH		SOLE		  10,199	0	0
Schlumberger Ltd		COM		806857108	   218	    2,214	SH		SOLE		    2,214	0	0
Select Sector Health Care SPDR	SBI HEALTHCARE	81369Y209	 1033	  29,249	SH		SOLE		  29,249	0	0
Select Sector Materials SPDR	SBI MATERIALS		81369Y100	 1763	  42,279	SH		SOLE		  42,279	0	0
Southwest Airlines Co		COM		844741108	   694	  56,906	SH		SOLE		  56,906      	0	0
SPDR Russell/Nomura Sm Cap Jap	RUSS NOM SC JP	78463X822	   945	  21,412	SH		SOLE		  21,412	0	0
Strategic Global Income Fund	COM		862719101	 1263	125,070	SH		SOLE		125,070	0	0
Swiss Helvetia Fund Inc		COM		870875101	 1821	110,343	SH		SOLE		110,343	0	0
Taiwan Semiconductor Manufactu	ADR		874039100	 1642	164,860	SH		SOLE		164,860	0	0
Templeton Global Income Fund	COM		880198106	   386	  45,742	SH		SOLE		  45,742        	0	0
Time Warner Inc		COM		887317105	 1261	  76,400	SH		SOLE		  76,400	0	0
Travelers Companies Inc	COM		89417E109	 1768	  32,871	SH		SOLE		  32,871	0	0
Tyco Electronics Ltd		COM NEW		G9144P105	   281	    7,580	SH		SOLE		    7,580	0	0
Tyco International Ltd		SHS		G9143X208	   306	    7,730	SH		SOLE		    7,730	0	0
US Bancorp		COM NEW		902973304	   258	    8,127	SH		SOLE		    8,127	0	0
United States Steel Corp		COM		912909108	 1433	  11,855	SH		SOLE		  11,855	0	0
United Technologies Corp	COM		913017109 	   879	  11,490	SH		SOLE		  11,490	0	0
Van Kampen Sr Income Trust	COM		920961109	 1709	245,485	SH		SOLE		245,485	0	0
Vanguard Telecomm Services	TELCOMM ETF		92204A884	   530	    7,038	SH		SOLE		    7,038	0	0
Veolia Environnement ADR	ADR		92334N103	 1175	  12,920	SH		SOLE		  12,920	0	0
Verizon Communications	COM		92343V104	 1302	  29,790	SH		SOLE		  29,790	0	0
Vodafone Group PLC		ADR NEW		92857W209	   375	  10,060	SH		SOLE		  10,060	0	0
Walgreen Company		COM		931422109	   252	    6,625	SH		SOLE		    6,625	0	0
Wal-Mart Stores		COM		931142103	 1306	  27,480	SH		SOLE		  27,480	0	0
Wells Fargo & Co		COM		949746101	   426	  14,100	SH		SOLE		  14,100	0	0
Winnebago Industries Inc	COM		974637100	   847	  40,315	SH		SOLE		  40,315	0	0
Wyeth			COM		983024100	   270	    6,108	SH		SOLE		    6,108	0	0
Wyndham Worldwide Corp	COM		98310W108	 1166	  49,510	SH		SOLE		  49,510	0	0
Yahoo Inc		COM		984332106	   379	  16,300	SH		SOLE	 	  16,300	0	0
Zimmer Holdings Inc		COM		98956P102	   391	    5,913	SH		SOLE		    5,913	0	0